Unaudited Interim Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Profit or loss [abstract]
Revenues	$ 5,229	$ 16,725	$ 11,006	$ 27,380
Other income	1,675	1,469	3,446	2,842
Total revenues and other income	6,904	18,193	14,452	30,222
Operating expenses
Research and development expenses	(24,976)	(23,080)	(52,165)	(45,012)
Selling, general and administrative expenses	(5,739)	(5,078)	(11,329)	(9,780)
Other operating income	290	378	353	804
Total operating expenses and other operating income	(30,425)	(27,779)	(63,140)	(53,988)
Operating loss	(23,521)	(9,586)	(48,688)	(23,766)
Financial income	4,739	5,545	16,568	11,578
Financial expenses	(3,011)	(19,695)	(7,392)	(29,675)
Net Financial gain (loss)	1,727	(14,150)	9,176	(18,098)
Income tax	(25)	0	(72)	0
Net income (loss)	$ (21,819)	$ (23,736)	$ (39,584)	$ (41,863)
Basic / Diluted net income (loss) per share attributable to shareholders of Cellectis
Basic net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	$ (0.22)	$ (0.24)	$ (0.39)	$ (0.42)
Diluted net income (loss) attributable to shareholders of Cellectis, per share ($ /share)	$ (0.22)	$ (0.24)	$ (0.39)	$ (0.42)
Number of shares used for computing
Basic	100,647,451	100,305,204	100,587,696	100,231,292
Diluted	100,647,451	100,305,204	100,587,696	100,231,292